Commitments (Tables)	1 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense	The components of lease expense for the nine months ended July 31, 2019 were as follows:
Operating lease cost (cost resulting from lease payments)	$18,298
Operating lease expense	23,043

Schedule of Maturities of Aggregate Operating Lease Liabilities

Maturities of aggregate operating lease liabilities as of July 31, 2019 were as follows:

2019 (remainder)	$8,000
2020	36,000
2021	36,000
2022	36,000
2023	36,000
Thereafter	$48,000
Total minimum lease payments	$200,000
Imputed interest	$(43,000)
Total	$157,000

Schedule of Future Minimum Rental Payments for Operating Leases	The aggregate future obligations under this lease are as follows:
2019	$30,000
2020	$35,000
2021	$36,000
2022	$37,000
2023	$38,000
Thereafter	$46,000